Subsequent events	12 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Subsequent events

At the close of business on January 13, 2012, the Company effected a reverse stock split (“Reverse Split”) of all the outstanding ordinary shares, no par value (“Ordinary Shares”), of the Company at a ratio of two (2) for eleven (11). Immediately upon the Reverse Split becoming effective, every eleven (11) Ordinary Shares outstanding prior to the Reverse Split (“Old Shares”) will be changed and reclassified into two (2) Ordinary Shares (“New Shares”). Any owner of less than a single full share of the New Shares will receive cash in lieu of the fractional interest. The information contained herein gives retroactive effect to the reverse stock split for all periods presented.

The Company has evaluated all other subsequent events as of April 27, 2012 and determined that there were no other subsequent events or transactions that require recognition or disclosures in the financial statements except for the reverse stock split disclosed above.